STATEMENT OF MATERIAL ACCOUNTING POLICIES, Description of Business (Details)	Jun. 30, 2024 shares
STATEMENT OF MATERIAL ACCOUNTING POLICIES [Abstract]
Number of ordinary shares listed on each securities exchange (in shares)	10